Lord Abbett Stock Appreciation Fund

90 Hudson Street

Jersey City, New Jersey 07302-3973

December 3, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett Stock Appreciation Fund (the “Registrant”)

1933 Act File No. 333-88103

1940 Act File No. 811-9597

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 14 to the Above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on November 24, 2010.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2252.

Very truly yours,

/s/ Lisa R. Savitzky
Lisa R. Savitzky Senior Paralegal Lord, Abbett & Co. LLC